GOODWILL AND INTANGIBLE ASSETS - Amortization of Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Roll Forward]
Beginning Balance	$ 2,491	$ 3,628	$ 3,628	$ 4,516
Acquisition			0	212
Amortization	(238)	(287)	(1,126)	(1,124)
Translation and Other	3		(11)	24
Ending Balance	2,256		2,491	3,628
Non-compete agreements
Finite-Lived Intangible Assets [Roll Forward]
Beginning Balance	29	49	49	33
Acquisition			0	28
Amortization	(4)		(18)	(14)
Translation and Other	0		(2)	2
Ending Balance	25		29	49
Trade name
Finite-Lived Intangible Assets [Roll Forward]
Beginning Balance	903	1,123	1,123	1,236
Acquisition			0	87
Amortization	(54)		(216)	(202)
Translation and Other	1		(4)	2
Ending Balance	850		903	1,123
Customer lists
Finite-Lived Intangible Assets [Roll Forward]
Beginning Balance	1,553	2,267	2,267	2,856
Acquisition			0	97
Amortization	(178)		(709)	(689)
Translation and Other	2		(5)	3
Ending Balance	1,377		1,553	2,267
Developed technology
Finite-Lived Intangible Assets [Roll Forward]
Beginning Balance	6	$ 189	189	391
Acquisition			0	0
Amortization	(2)		(183)	(219)
Translation and Other	0		0	17
Ending Balance	$ 4		$ 6	$ 189